Interest and UF Indexation Revenue and Expenses (Details) - Schedule of Gain Loss from Accounting Hedge - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest and UF Indexation Revenue and Expenses (Details) - Schedule of Gain Loss from Accounting Hedge [Line Items]
Gain from fair value accounting hedges, Income		$ 608	$ 6,075
Gain from fair value accounting hedges, Expense
Loss from fair value accounting hedges, Income		(740)	(5,513)
Loss from fair value accounting hedges, Expense
Gain from cash flow accounting hedges, Income	277,205	72,354	192,590
Gain from cash flow accounting hedges, Expense	338,551	112,322	234,986
Loss from cash flow accounting hedges, Income	(402,509)	(319,402)	(298,650)
Loss from cash flow accounting hedges, Expense	(297,234)	(75,275)	(205,033)
Net gain on hedge items, Income		(608)	(5,429)
Net gain on hedge items, Expense
Total, Income	(125,304)	(247,788)	(110,927)
Total, Expense	41,317	37,047	29,953
Interest [Member]
Interest and UF Indexation Revenue and Expenses (Details) - Schedule of Gain Loss from Accounting Hedge [Line Items]
Gain from fair value accounting hedges, Income		608	6,075
Gain from fair value accounting hedges, Expense
Loss from fair value accounting hedges, Income		(740)	(5,513)
Loss from fair value accounting hedges, Expense
Gain from cash flow accounting hedges, Income	274,897	72,354	192,590
Gain from cash flow accounting hedges, Expense	338,551	112,322	234,986
Loss from cash flow accounting hedges, Income	(305,530)	(98,345)	(215,898)
Loss from cash flow accounting hedges, Expense	(297,234)	(75,275)	(205,033)
Net gain on hedge items, Income		(608)	(5,429)
Net gain on hedge items, Expense
Total, Income	(30,633)	(26,731)	(28,175)
Total, Expense	41,317	37,047	29,953
UF indexation [Member]
Interest and UF Indexation Revenue and Expenses (Details) - Schedule of Gain Loss from Accounting Hedge [Line Items]
Gain from fair value accounting hedges, Income
Gain from fair value accounting hedges, Expense
Loss from fair value accounting hedges, Income
Loss from fair value accounting hedges, Expense
Gain from cash flow accounting hedges, Income	2,308
Gain from cash flow accounting hedges, Expense
Loss from cash flow accounting hedges, Income	(96,979)	(221,057)	(82,752)
Loss from cash flow accounting hedges, Expense
Net gain on hedge items, Income
Net gain on hedge items, Expense
Total, Income	(94,671)	(221,057)	(82,752)
Total, Expense